Document and Entity Information Document	Jul. 01, 2020
Written Communications	false
Amendment Flag	false
Entity File Number	1-10764
Document Type	8-K
Document Period End Date	Jul. 01, 2020
Entity Registrant Name	ENTERGY ARKANSAS, LLC
Entity Tax Identification Number	83-1918668
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	425 West Capitol Avenue
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Country	US
Entity Address, Postal Zip Code	72201
City Area Code	501
Local Phone Number	377-4000
Entity Central Index Key	0000007323
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entergy New Orleans [Member]
Entity File Number	1-35747
Entity Registrant Name	ENTERGY NEW ORLEANS, LLC
Entity Tax Identification Number	82-2212934
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1600 Perdido Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70112
City Area Code	504
Local Phone Number	670-3700
Entity Central Index Key	0000071508
Entity Emerging Growth Company	false
Entergy Louisiana [Member]
Entity File Number	1-32718
Entity Registrant Name	ENTERGY LOUISIANA, LLC
Entity Tax Identification Number	47-4469646
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0001348952
Entity Emerging Growth Company	false
Entergy Texas [Member]
Entity File Number	1-34360
Entity Registrant Name	ENTERGY TEXAS, INC.
Entity Tax Identification Number	61-1435798
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	10055 Grogans Mill Road
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77380
City Area Code	409
Local Phone Number	981-2000
Entity Central Index Key	0001427437
Entity Emerging Growth Company	false
Entergy Mississippi [Member]
Entity File Number	1-31508
Entity Registrant Name	ENTERGY MISSISSIPPI, LLC
Entity Tax Identification Number	83-1950019
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	308 East Pearl Street
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Country	US
Entity Address, Postal Zip Code	39201
City Area Code	601
Local Phone Number	368-5000
Entity Central Index Key	0000066901
Entity Emerging Growth Company	false
Mortgage Bonds Four Point Nine Percent Series Due Decembertwenty Fifty Two [Member] | Entergy Arkansas [Member]
Title of 12(b) Security	Mortgage Bonds, 4.90% Series due December 2052
Security Exchange Name	NYSE
Trading Symbol	EAB
Mortgage Bonds Four Point Seven Five Percent Series Due June Two Thousand Sixty Three [Member] [Member] | Entergy Arkansas [Member]
Title of 12(b) Security	Mortgage Bonds, 4.75% Series due June 2063
Security Exchange Name	NYSE
Trading Symbol	EAE
Four Point Eight Seven Five Percent Series First Mortgage Bonds Due September Two Thousand Sixty Six [Member] | Entergy Arkansas [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Security Exchange Name	NYSE
Trading Symbol	EAI
Four Point Eight Seven Five Percent Series First Mortgage Bonds Due September Two Thousand Sixty Six [Member] | Entergy Louisiana [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Security Exchange Name	NYSE
Trading Symbol	ELC
Mortgage Bonds Five Point Two Five Percent Series Due July Two Thousand Fifty Two [Member] | Entergy Louisiana [Member]
Title of 12(b) Security	Mortgage Bonds, 5.25% Series due July 2052
Security Exchange Name	NYSE
Trading Symbol	ELJ
Mortgage Bonds Four Point Seven Percent Series Due June Two Thousand Sixty Three [Member] | Entergy Louisiana [Member]
Title of 12(b) Security	Mortgage Bonds, 4.70% Series due June 2063
Security Exchange Name	NYSE
Trading Symbol	ELU
Mortgage Bonds, Four Point Nine Zero Percent Series, Due October Two Thousand Sixty Six [Member] | Entergy Mississippi [Member]
Title of 12(b) Security	Mortgage Bonds, 4.90% Series due October 2066
Security Exchange Name	NYSE
Trading Symbol	EMP
Mortgage Bonds 5.0 Series Due December Two Thousand Fifty Two [Member] | Entergy New Orleans [Member]
Title of 12(b) Security	Mortgage Bonds, 5.0% Series due December 2052
Security Exchange Name	NYSE
Trading Symbol	ENJ
Mortgage Bonds, Five Point Five Percent Series, Due April Two Thousand Sixty Six [Member] | Entergy New Orleans [Member]
Title of 12(b) Security	Mortgage Bonds, 5.50% Series due April 2066
Security Exchange Name	NYSE
Trading Symbol	ENO
Five Point Six Two Five Percent Series First Mortgage Bonds Due June Two Thousand Sixty Four [Member] | Entergy Texas [Member]
Title of 12(b) Security	Mortgage Bonds, 5.625% Series due June 2064
Security Exchange Name	NYSE
Trading Symbol	EZT
5.375% Series A Preferred Stock, Cumulative, No Par Value [Domain] | Entergy Texas [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	5.375% Series A Preferred Stock, Cumulative, No Par Value (Liquidation Value $25 Per Share)
Security Exchange Name	NYSE
Trading Symbol	ETI/PR